Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassified to investment accounted for using equity method	$ (64)	$ 0	$ 0
Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	5,116	5,478	4,550
Acquisition	106		300
Disposal	(5)
Reclassified from investments accounted for using equity method		2
Reclassified to investment accounted for using equity method	(64)
Recognized in profit or loss under “Other gains and losses”	251	(101)	(39)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	(1,294)	(263)	676
Proceed from return of investments			(9)
Proceeds from return of capital due to capital reduction from investees	(44)
Ending Balance	4,066	5,116	5,478
Level 3 [Member] | Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	677	778	517
Acquisition	25		300
Recognized in profit or loss under “Other gains and losses”	251	(101)	(39)
Proceeds from return of capital due to capital reduction from investees	(44)
Ending Balance	909	677	778
Unrealized loss	232	(101)	(39)
Level 3 [Member] | Measured at FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	4,439	4,700	4,033
Acquisition	81
Disposal	(5)
Reclassified from investments accounted for using equity method		2
Reclassified to investment accounted for using equity method	(64)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	(1,294)	(263)	676
Proceed from return of investments			(9)
Ending Balance	$ 3,157	$ 4,439	$ 4,700